Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [Member]	Shareholders' equity (parent) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2018	€ 49,851	€ 17,088	€ 3,621	€ 28,339	€ 49,049	€ 803
Net change in fair value of equity instruments at fair value through other comprehensive income	201		(123)	322	199	2
Net change in fair value of debt instruments at fair value through other comprehensive income	1		0		0	0
Realised gains/losses on debt instruments at FVOCI reclassified to the statement of profit or loss	(36)		(34)		(34)	(1)
Changes in cash flow hedge reserve	861		830		830	31
Realised and unrealised revaluations property in own use	36		29	7	36	0
Remeasurement of the net defined benefit asset/liability	(23)		(23)		(23)
Exchange rate differences and other	(116)		(121)		(121)	6
Share of other comprehensive income of associates and joint ventures and other income	(2)		127	(129)	(2)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(91)		(91)		(91)
Total amount recognised directly in other comprehensive income net of tax	832		593	200	793	38
Net result	1,754		0	1,707	1,707	47
Total comprehensive income net of tax	2,585		593	1,906	2,500	86
Dividends	(1,741)			(1,714)	(1,714)	(27)
Changes in treasury shares	3		3		3
Employee stock option and share plans	25	27		(3)	25	0
Balance at Jun. 30, 2019	50,723	17,116	4,218	28,528	49,862	862
Balance at Dec. 31, 2019	51,889	17,117	4,013	29,866	50,996	893
Net change in fair value of equity instruments at fair value through other comprehensive income	(311)		(310)	(2)	(312)
Net change in fair value of debt instruments at fair value through other comprehensive income	(81)		(76)		(76)	(5)
Realised gains/losses on debt instruments at FVOCI reclassified to the statement of profit or loss	(27)		(27)		(27)	(1)
Changes in cash flow hedge reserve	644		501		501	144
Realised and unrealised revaluations property in own use	11		9	2	11	0
Remeasurement of the net defined benefit asset/liability	84		84		84
Exchange rate differences and other	(691)		(650)		(650)	(41)
Share of other comprehensive income of associates and joint ventures and other income	2		54	(52)	2
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	11		11		11
Total amount recognised directly in other comprehensive income net of tax	(358)		(404)	(52)	(456)	98
Net result	626		0	591	591	36
Total comprehensive income net of tax	268		(404)	539	135	134
Dividends	(3)					(3)
Changes in treasury shares	6		6		6
Employee stock option and share plans	12	11		1	12	0
Changes in composition of the group and other changes	(1)					(1)
Balance at Jun. 30, 2020	€ 52,171	€ 17,128	€ 3,616	€ 30,406	€ 51,149	€ 1,022